March 6, 2008	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The 787 Fund, Inc. – Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File Nos. 811-22041 and 333-141582)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of The 787 Fund, Inc. (the “Company”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 3 (the “Post-Effective Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Company.

The Post-Effective Amendment is being filed to reflect changes due to the appointment of Gabelli Funds, LLC (“Gabelli”) as the new investment adviser for the Company, which is expected to become effective on March 11, 2008 following shareholder approval of a new Investment Advisory Agreement between the Company and Gabelli (the “Advisory Agreement”). Due to the anticipated effective date of the change and pursuant to prior discussions with the staff of the U.S. Securities and Exchange Commission (the “SEC”) regarding the timing of the change, the Company and its principal underwriter have submitted under separate cover requests for acceleration of the Post-Effective Amendment to March 11, 2008.

The disclosure included in the Post-Effective Amendment initially was filed with the SEC on December 21, 2007 as part of Post-Effective Amendment No. 2 to the Company’s Registration Statement, and was reviewed, and commented upon, by the SEC staff on January 29, 2008. However, Post-Effective Amendment No. 2 was withdrawn due to a change in the anticipated effective date of the new Advisory Agreement with Gabelli. The disclosure included in the Post-Effective Amendment is substantially identical in all material respects to the disclosure that was included in the original Post-Effective Amendment No. 2 to the Company’s Registration Statement, except as follows. The Post-Effective Amendment reflects (1) changes in response to SEC staff comments on the original Post-Effective Amendment No. 2, (2) changes reflected in the annual update to the Company’s Registration Statement, which was filed with the SEC on February 28, 2008 pursuant to paragraph (b) of Rule 485 under the 1933 Act, (3) changes to conform certain disclosure regarding Gabelli, the new Advisory Agreement and the new Board of Directors to the disclosure that was included in the Proxy Statement that was sent to shareholders in connection with the solicitation of shareholder approval of the Advisory Agreement and the election of the new Board of Directors, which was reviewed by the SEC staff, and (4) other minor

U.S. Securities and Exchange Commission

non-material clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from the annual update to the Company’s Registration Statement filed with the SEC on February 28, 2008.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
AXA Equitable Life Insurance Company